Subordinated Borrowings - Summary of Subordinated Borrowings (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings	€ 2,085,000	€ 2,207,000	€ 1,389,000
Subordinated borrowings [member]
Disclosure of subordinated liabilities [Line Items]
Fair value of subordinated borrowings	2,351,000	2,416,000
Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Subordinated borrowings	1,345,000	1,403,000
Fair value of subordinated borrowings	€ 1,517,000	1,560
EUR 700 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	4.00%
Coupon date	Annually, April 25
Year of issue	2014
Year of maturity	2044
Year of next call	2024
Subordinated borrowings	€ 697,000	697,000
EUR 700 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	4.00%
Coupon date	Annually, April 25
Year of issue	2014
Year of maturity	2044
Year of next call	2024
Subordinated borrowings	€ 698,000	697,000
USD 800 million fixed floating subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	5.50%
Coupon date	Semi-annually, April 11
Year of issue	2018
Year of maturity	2048
Year of next call	2028
Subordinated borrowings	€ 648,000	707,000
USD 800 million fixed floating subordinated notes [member] | Aegon N.V [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	5.50%
Coupon date	Semi-annually, April 11
Year of issue	2018
Year of maturity	2048
Year of next call	2028
Subordinated borrowings	€ 648,000	707,000
USD 925 million fixed subordinated notes [member]
Disclosure of subordinated liabilities [Line Items]
Coupon rate	5.10%
Coupon date	Quarterly, March 15
Year of issue	2019
Year of maturity	2049
Year of next call	2024
Subordinated borrowings	€ 740,000	€ 804,000